Statements of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2015	$ 423,979	$ 24,535	$ 36,571,982	$ (36,172,538)
Beginning balance, shares at Dec. 31, 2015		245,353,270
Sale of common stock and common stock warrants	2,664,900	$ 2,712	2,662,188
Sale of common stock and common stock warrants, shares		27,115,000
Sale of common stock and common stock warrants, related party	2,788,500	$ 2,788	2,785,712
Sale of common stock and common stock warrants to related party, shares		27,885,000
Sale of warrants for cash to related party	47,924		47,924
Issuance of common stock upon warrant exercise	558,000	$ 465	557,535
Issuance of common stock upon warrant exercise, shares		4,650,000
Issuance of common stock upon warrant exercise, related party	3,983,201	$ 4,845	3,978,356
Issuance of common stock to related party upon warrant exercise, shares		48,443,902
Stock based compensation	3,563,675		3,563,675
Net loss	(7,000,217)			(7,000,217)
Ending balance at Dec. 31, 2016	7,029,962	$ 35,345	50,167,372	(43,172,755)
Ending balance, shares at Dec. 31, 2016		353,447,172
Issuance of common stock upon warrant exercise	49,500	$ 41	49,459
Issuance of common stock upon warrant exercise, shares		412,500
Issuance of common stock in payment of vested restricted stock units, net	(3,677,727)	$ 1,574	(3,679,301)
Issuance of common stock in payment of vested restricted stock units, net, shares		15,739,594
Stock based compensation	1,865,993		1,865,993
Net loss	(5,101,165)			(5,101,165)
Ending balance at Dec. 31, 2017	$ 166,563	$ 36,960	$ 48,403,523	$ (48,273,920)
Ending balance, shares at Dec. 31, 2017		369,599,266